Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($)														12 Months Ended
	Mar. 29, 2024	May 11, 2023	May 11, 2022	Dec. 20, 2021	Jul. 16, 2021	May 27, 2021	Apr. 02, 2021	Mar. 11, 2021	Feb. 24, 2021	Jan. 04, 2021	Dec. 20, 2020	Oct. 13, 2020	Oct. 08, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 13, 2023	Aug. 23, 2021	May 14, 2021	Dec. 21, 2020	Nov. 20, 2020	Apr. 06, 2020
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares authorized														450,000,000	450,000,000
Common stock, shares authorized														50,000,000	50,000,000
Common stock, shares issued														10,542,547	10,614,319
Common stock, shares outstanding														10,542,547	10,614,319
Preferred shares, par value														$ 0.001	$ 0.001
Offering units												200,000
Offering price												$ 25.00					$ 25.00
Percentage of preferred shares												7.75%
Warrant exercise price per shares														$ 8.75				$ 8.75
Series A convertible preferred share, description														Each Series A Convertible Preferred Share is convertible into common shares at an initial conversion price of $5.60 per common share, or 4.46 common shares, at any time at the option of the holder, subject to certain customary adjustments
Series A Convertible Preferred Shares - automatic conversion upon market trigger														If the trading price of Pyxis Tankers’ common stock equals or exceeds $9.52 per share for at least 20 days in any 30 consecutive trading day period ending 5 days prior to notice, the Company can call, in whole or in part, for mandatory conversion of the Series A Convertible Preferred Shares
Change of control terms line item														In the case of a change of control that is pre-approved by the Company’s Board of Directors, holders of Series A Convertible Preferred Shares have the option to (i) demand that the Company redeem the Series A Convertible Preferred Shares at (a) $26.63 per Series A Convertible Preferred Share from the date of issuance until October 13, 2021, (b) $25.81 per Series A Convertible Preferred Share from October 13, 2021 until October 13, 2022 and (c) $25.00 after October 13, 2022, or (ii) continue to hold the Series A Convertible Preferred Shares. Upon a change of control, the holders also have the option to convert some or all of the Series A Convertible Preferred Shares, together with any accrued or unpaid dividends, into shares of common stock at the conversion rate. Change of Control means that (i) Mr. Valentios Valentis and his affiliates cease to own at least 20% of the voting securities of the Company, or (ii) a person or group acquires at least 50% voting control of the Company, and in the case of each of either (i) or (ii), neither the Company nor any surviving entity has its common stock listed on a recognized U.S. exchange
Dividend distribution terms														In addition, unless the Company has received the affirmative vote or consent of the holders of at least 66.67% of the then outstanding Series A Convertible Preferred Shares, voting as a single class, the Company may not create or issue any class or series of capital stock ranking senior to the Series A Convertible Preferred Shares with respect to dividends or distributions
Description of warrant purchase														On exercise, each Underwriter Warrant allows the holder to purchase one Series A Convertible Preferred Share or one Warrant to purchase one common share of the Company at $5.60 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula set in the Underwriting Agreement.
Gross proceeds from the Offering												$ 5,000,000.0
Proceeds from offering												$ 4,300,000
Class of warrant or right, outstanding															1,590,540
Class of warrant or right, number of securities called by each warrant or right														107,143				107.1431
Warrants and rights outstanding, term														5 years				5 years
Share price														$ 3.75
General partners' offering costs																			$ 250,000,000.0
Bid price					$ 1.00
Number of common stock issued, value																$ 23,119,000
Reverse stock split, description			Following the Reverse Stock Split, our common shares continued trading on the Nasdaq Capital Markets under its existing symbol, “PXS”, with a new CUSIP number, 71726130. The payment for fractional share interests in connection with the Reverse Stock Split reduced the outstanding common shares to 10,613,424 post-Reverse Stock Split. The Reverse Stock Split was undertaken with the objective of meeting the minimum $1.00 per share requirement for maintaining the listing of the common shares on the Nasdaq Capital Markets. Furthermore, following the Reverse Stock Split, (a) the Conversion Price, as defined in the certification of designation of the Company’s 7.75% Series A Cumulative Convertible Preferred Shares (NASDAQ Cap Mkts: PXSAP), was adjusted from $1.40 to $5.60 and (b) the Exercise Price, as defined in the Company’s warrants to purchase common shares (NASDAQ Cap Mkts: PXSAW), was adjusted from $1.40 to $5.60. All the share and per share information for all periods presented has been adjusted to reflect the one for four Reverse Stock Split.
Stock repurchase program, authorized amount														$ 2,000,000.0
Number of shares repurchased														331,591
Payments for commissions														$ 1,200,000
Issuance of restricted common stock		55,000
Restricted shares grant date, value		$ 201,000												171,000
Compensation cost in general and administrative expenses		171,000
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Share price	$ 4.42
Stock repurchased during period, shares	44,557
Cash	$ 197
Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total unrecognized cost														$ 30,000
Securities Purchase Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued, shares									3,571,429
Proceeds from investors									$ 25,000,000
Share price									$ 7.00
Increase in common stock par or stated value per share								$ 4
Adjustments to additional paid in capital, other								$ 23,115,000
Underwriter's Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant aggregate purchase price													$ 100,000
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares													2,000	4,683	4,683
First - type exercise price													$ 24.92
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares													4,000	3,460	4,000
Second type - Exercise price																						$ 0.01
Termination date													at any time on or after April 6, 2021 and prior to October 8, 2025
Conversion of stock, shares converted														45,842
Class of warrant or right, outstanding														3,460	4,000
Series A Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares														2,683
First - type exercise price														$ 25.00
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares														4,683	4,683
Conversion of stock, shares converted															200
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued, shares																3,571,429
Conversion of stock, shares converted														204,819	895
Number of common stock issued, value																$ 4,000
Number of shares repurchased														(331,591)
Issuance of restricted common stock														55,000
Restricted shares grant date, value
Common Stock [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock repurchased during period, shares	44,557
Over-Allotment Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Additional number of Series A Convertible Preferred Shares (optional preferred shares)												30,000
Additional number of warrants (optional warrants)												240,000
Purchase price per optional preferred share												$ 23.051
Purchase price per optional warrant												$ 0.00925
Partial over allotment of warrants exercised by the underwriter												135,040
Gross proceeds												$ 1,000
IPO [Member] | 7.75% Series A Cumulative Convertible Preferred Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from offering					$ 6,170,000
Number of common stock issued, shares					308,487
Preference per share					$ 25
Purchase price					$ 20.00
Net of offering expense					$ 5,563,000
Amended and Restated Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued, shares							11,957			16,112
Repayment of principal amount						$ 1,000,000
Conversion of principal amount						1,000,000
Restructured principal amount						$ 3,000,000
Maturity date						Apr. 01, 2023
Accrue interest rate						7.50%
Amended and Restated Promissory Note [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued, shares						272,766
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock repurchase program, authorized amount		$ 2,000,000.0
Series A Convertible Preferred Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares authorized														1,000,000	1,000,000
Preferred stock, shares issued														403,631	449,473
Preferred stock, shares outstanding														403,631	449,473
Class of warrant or right, outstanding														1,591,062
Series A Convertible Preferred Shares and Detachable Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per shares												$ 5.60
Warrant exercisable date												at any time prior to October 13, 2025 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula
Annual cash dividend per share														$ 1.9375
Preferred dividend percentage												7.75%
Liquidation preference per share														25.00
Cash dividend per share																				$ 0.1615	$ 0.1991
Monthly cash dividend paid per share														$ 0.1615	$ 0.1615	$ 0.1615
Dividend payable														$ 797,000	$ 871,000	$ 537,000
Series A Convertible Preferred Shares and Detachable Warrants [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Common shares from exerciseable of detachable warrants												1,600,000
Series A Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Share price														$ 25.00
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued, shares				1,034,751
Share price				$ 2.90
Common Stock [Member] | Pyxis Lamda [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued, shares											1,034,751
Number of common stock issued, value											$ 2,172,000